Financial Instruments - Schedule of Foreign Exchange Currency Exposure of Financial Instruments by Currency (Details) € in Thousands, £ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure Of Financial Instruments [Line Items]
Derivatives	$ (2,037)
Accounts payable and accrued liabilities	(151,473)				$ (135,777)
Other payables	(42,714)				(56,588)
Long-term debt	(2,353,579)				(2,380,829)	$ (2,436,538)
Derivatives					4,922
Customer deposits	$ (349,766)				$ (366,735)
Foreign Exchange Risk
Disclosure Of Financial Instruments [Line Items]
Cash		$ 12,735	€ 94,674	£ 6,655
Restricted cash | €			925
Available-for-sale investments | €			7,460
Accounts receivable		8,519	48,207	9,594
Derivatives		6	(176)	2,308
Accounts payable and accrued liabilities		(12,247)	(37,126)	(24,816)
Other payables		(21)	(8,192)
Long-term debt | €			(445,322)
Derivatives | €			(111,762)
Customer deposits		$ (1,984)	€ (75,416)	£ (6,360)